Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.5%
Frontier Issuer LLC, Series 2023-1 Class A2, 144A 6.600%, 08/20/53@ (Cost $578,416)	$600	$609,393
	Number of Shares
COMMON STOCKS — 0.0%
Entertainment — 0.0%
New Cotai Participation, Class B(1),* (Cost $24,225)	1	0

PREFERRED STOCKS — 0.0%
Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.(1),* (Cost $0)	725	0
	Par (000)
CORPORATE BONDS — 95.0%
Advertising — 1.7%
Clear Channel Outdoor Holdings, Inc.
144A, 7.125%, 02/15/31@	$500	517,034
144A, 7.500%, 03/15/33@	500	522,769
Stagwell Global LLC, 144A 5.625%, 08/15/29@	1,050	1,019,880
		2,059,683
Aerospace & Defense — 0.8%
Bombardier, Inc., 144A 6.750%, 06/15/33@	1,000	1,043,505
Airlines — 1.1%
American Airlines Pass Through Trust, Series 2021-1 Class B 3.950%, 01/11/32	1,095	1,045,935
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A 5.500%, 04/20/26@	262	262,545
		1,308,480
Auto Parts & Equipment — 3.7%
Clarios Global LP/Clarios US Finance Co.
144A, 6.750%, 02/15/30@	1,500	1,549,515
144A, 6.750%, 09/15/32@	1,000	1,022,070
Forvia S.E., 144A 6.750%, 09/15/33@	1,000	1,013,926
The Goodyear Tire & Rubber Co. 6.625%, 07/15/30	1,000	1,014,063
		4,599,574
Banks — 0.9%
Freedom Mortgage Corp., 144A 12.250%, 10/01/30@	1,050	1,171,351
	Par (000)	Value†

Building Materials — 2.9%
Builders FirstSource, Inc., 144A 6.750%, 05/15/35@	$1,500	$1,566,199
CP Atlas Buyer, Inc., 144A 9.750%, 07/15/30@	1,000	1,047,190
Standard Building Solutions, Inc., 144A 6.250%, 08/01/33@	1,000	1,012,856
		3,626,245
Chemicals — 5.5%
Methanex US Operations, Inc., 144A 6.250%, 03/15/32@	1,500	1,526,257
NOVA Chemicals Corp., 144A 8.500%, 11/15/28@	1,775	1,857,451
Olin Corp., 144A 6.625%, 04/01/33@	1,000	1,005,221
Solstice Advanced Materials, Inc., 144A 5.625%, 09/30/33@	1,000	1,003,472
WR Grace Holdings LLC, 144A 6.625%, 08/15/32@	1,500	1,482,577
		6,874,978
Commercial Services — 8.1%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., 144A 7.000%, 05/21/30@	1,000	1,032,290
Block, Inc., 144A 6.000%, 08/15/33@	1,000	1,024,042
Herc Holdings, Inc.
144A, 5.500%, 07/15/27@	1,015	1,012,478
144A, 7.250%, 06/15/33@	1,000	1,043,891
Neptune Bidco US, Inc., 144A 9.290%, 04/15/29@	1,500	1,471,035
Service Corp. International
7.500%, 04/01/27	1,750	1,812,563
4.000%, 05/15/31	1,500	1,414,398
Williams Scotsman, Inc., 144A 4.625%, 08/15/28@	1,350	1,327,251
		10,137,948
Diversified Financial Services — 1.7%
EZCORP, Inc., 144A 7.375%, 04/01/32@	1,000	1,065,488
Jefferson Capital Holdings LLC, 144A 8.250%, 05/15/30@	1,000	1,046,374
		2,111,862
Electric — 7.2%
Lightning Power LLC, 144A 7.250%, 08/15/32@	1,000	1,058,822
NRG Energy, Inc., 144A 6.250%, 11/01/34@	1,500	1,537,635
Talen Energy Supply LLC, 144A 8.625%, 06/01/30@	1,300	1,379,975
Vistra Corp. (UST Yield Curve CMT 5 Yr + 6.930%), 144A 8.000%@,µ,•	2,000	2,045,716

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Electric — (continued)
Vistra Operations Co. LLC, 144A 6.875%, 04/15/32@	$1,500	$1,568,514
Vistra Operations Co., LLC, 144A 5.000%, 07/31/27@	1,400	1,395,364
		8,986,026
Electrical Components & Equipment — 1.0%
WESCO Distribution, Inc., 144A 7.250%, 06/15/28@	1,200	1,215,610
Engineering & Construction — 1.3%
Arcosa, Inc., 144A 6.875%, 08/15/32@	1,500	1,566,723
Entertainment — 2.5%
Light & Wonder International, Inc., 144A 6.250%, 10/01/33@	1,500	1,502,550
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 144A 8.250%, 04/15/30@	1,500	1,558,640
		3,061,190
Environmental Control — 1.2%
Clean Harbors, Inc., 144A 6.375%, 02/01/31@	1,500	1,535,876
Food — 0.8%
Viking Baked Goods Acquisition Corp., 144A 8.625%, 11/01/31@	1,000	1,000,437
Healthcare Products — 2.9%
Avantor Funding, Inc., 144A 4.625%, 07/15/28@	1,100	1,082,009
Insulet Corp., 144A 6.500%, 04/01/33@	1,000	1,039,704
Medline Borrower LP, 144A 5.250%, 10/01/29@	1,500	1,486,906
		3,608,619
Healthcare Services — 6.5%
Encompass Health Corp. 4.750%, 02/01/30	2,000	1,975,800
LifePoint Health, Inc., 144A 8.375%, 02/15/32@	1,500	1,598,596
Prime Healthcare Services, Inc., 144A 9.375%, 09/01/29@	1,500	1,560,000
Surgery Center Holdings, Inc., 144A 7.250%, 04/15/32@	1,500	1,540,763
Tenet Healthcare Corp. 5.125%, 11/01/27	1,400	1,396,688
		8,071,847
Home Furnishings — 0.8%
Whirlpool Corp. 6.500%, 06/15/33	1,000	997,549
	Par (000)	Value†

Insurance — 0.8%
Acrisure LLC/Acrisure Finance, Inc., 144A 6.750%, 07/01/32@	$1,000	$1,029,684
Internet — 1.1%
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 144A 5.250%, 12/01/27@	1,400	1,397,527
Leisure Time — 0.8%
Carnival Corp., 144A 5.750%, 08/01/32@	1,000	1,017,491
Lodging — 1.2%
Boyd Gaming Corp., 144A 4.750%, 06/15/31@	1,500	1,446,245
Media — 4.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
144A, 5.125%, 05/01/27@	1,675	1,663,093
144A, 4.250%, 01/15/34@	2,000	1,727,744
Gray Media, Inc., 144A 10.500%, 07/15/29@	1,000	1,080,447
Sirius XM Radio LLC, 144A 5.500%, 07/01/29@	1,550	1,550,237
		6,021,521
Mining — 5.4%
Alumina Pty Ltd., 144A 6.375%, 09/15/32@	2,000	2,049,997
Capstone Copper Corp., 144A 6.750%, 03/31/33@	1,500	1,545,007
First Quantum Minerals Ltd.
144A, 8.000%, 03/01/33@	1,000	1,054,883
144A, 7.250%, 02/15/34@	1,000	1,033,969
Fortescue Treasury Pty Ltd., 144A 5.875%, 04/15/30@	1,050	1,076,314
		6,760,170
Oil & Gas — 10.6%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 144A 6.625%, 10/15/32@	1,500	1,530,969
Baytex Energy Corp., 144A 8.500%, 04/30/30@	1,000	1,027,596
Chord Energy Corp., 144A 6.750%, 03/15/33@	1,500	1,519,783
Civitas Resources, Inc., 144A 9.625%, 06/15/33@	1,500	1,577,849
Comstock Resources, Inc., 144A 6.750%, 03/01/29@	1,500	1,497,766
Crescent Energy Finance LLC, 144A 7.375%, 01/15/33@	1,000	974,384
Gulfport Energy Operating Corp., 144A 6.750%, 09/01/29@	1,000	1,026,789
Occidental Petroleum Corp. 8.500%, 07/15/27	1,491	1,563,647

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
Permian Resources Operating LLC, 144A 6.250%, 02/01/33@	$1,500	$1,527,963
Sunoco LP, 144A 5.875%, 03/15/34@	1,000	991,367
		13,238,113
Oil & Gas Services — 1.2%
WBI Operating LLC, 144A 6.250%, 10/15/30@	500	500,000
Weatherford International Ltd., 144A 6.750%, 10/15/33@	1,000	1,000,771
		1,500,771
Packaging and Containers — 3.7%
Crown Americas LLC, 144A 5.875%, 06/01/33@	1,500	1,515,217
Graham Packaging Co., Inc., 144A 7.125%, 08/15/28@	1,500	1,502,712
Trivium Packaging Finance BV, 144A 8.250%, 07/15/30@	1,500	1,600,399
		4,618,328
Pharmaceuticals — 3.6%
Amneal Pharmaceuticals LLC, 144A 6.875%, 08/01/32@	1,000	1,034,806
Elanco Animal Health, Inc. 6.650%, 08/28/28	1,050	1,091,857
Jazz Securities DAC, 144A 4.375%, 01/15/29@	1,400	1,363,938
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 144A 8.750%, 04/17/32@	1,000	971,250
		4,461,851
Pipelines — 4.0%
Energy Transfer LP, Series H (UST Yield Curve CMT 5 Yr + 5.694%) 6.500%µ,•	1,975	1,982,367
Rockies Express Pipeline LLC, 144A 6.750%, 03/15/33@	1,500	1,565,763
Venture Global LNG, Inc. (UST Yield Curve CMT 5 Yr + 5.440%), 144A 9.000%@,µ,•	1,500	1,486,545
		5,034,675
Real Estate Investment Trusts — 1.7%
Millrose Properties, Inc., 144A 6.250%, 09/15/32@	1,000	1,002,308
MPT Operating Partnership LP/MPT Finance Corp., 144A 8.500%, 02/15/32@	1,000	1,062,637
		2,064,945
Retail — 3.2%
Bath & Body Works, Inc. 6.875%, 11/01/35	1,500	1,560,019
Macy's Retail Holdings LLC 4.500%, 12/15/34	1,250	1,095,471
	Par (000)	Value†

Retail — (continued)
The Gap, Inc., 144A 3.875%, 10/01/31@	$1,500	$1,362,971
		4,018,461
Semiconductors — 0.4%
Amkor Technology, Inc., 144A 5.875%, 10/01/33@	500	505,080
Software — 0.6%
Open Text Corp., 144A 6.900%, 12/01/27@	675	703,033
Telecommunications — 1.3%
Windstream Services LLC/Windstream Escrow Finance Corp., 144A 8.250%, 10/01/31@	1,500	1,553,786
TOTAL CORPORATE BONDS (Cost $115,060,270)		118,349,184

LOAN AGREEMENTS‡ — 3.2%
Commercial Services — 0.8%
Aggreko Holdings, Inc. 0.000%, 05/21/31×	993	994,378
Leisure Time — 1.2%
MajorDrive Holdings IV LLC (3 M SOFR + 4.260%) 8.263%, 06/01/28•	1,488	1,449,065
Retail — 1.2%
EG America LLC (3 M SOFR + 3.500%) 7.699%, 02/07/28•	1,485	1,491,919
TOTAL LOAN AGREEMENTS (Cost $3,839,373)		3,935,362
Number of Shares
SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%) (Cost $1,349,248)	1,349,248	1,349,248
TOTAL INVESTMENTS — 99.8% (Cost $120,851,532)		$124,243,187
Other Assets & Liabilities — 0.2%		304,089
TOTAL NET ASSETS — 100.0%		$124,547,276

†	See Security Valuation Note in the most recent semi-annual or annual report.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
High Yield Bond Fund
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $102,008,220, which represents 81.9% of the Fund’s net assets.
(1)	The value of this security was determined using significant unobservable inputs .
*	Non-income producing security.
µ	Perpetual security with no stated maturity date.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2025. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
×	This loan will settle after September 30, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
CMT— Constant Maturity Treasury.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
S.E.— Societas Europaea.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.

Country Weightings as of 9/30/2025††
United States	87%
Canada	7
Australia	2
Netherlands	1
Ireland	1
Luxembourg	1
France	1
Total	100%
††	% of total investments as of September 30, 2025.

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